INVESTMENT PROPERTIES - Paragraphs (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVESTMENT PROPERTIES
Investment property	$ 8,698,123	$ 9,053,396
413 Investment Properties
INVESTMENT PROPERTIES
Investment property	$ 8,698
413 Investment Properties | Sales Price Per Meter
INVESTMENT PROPERTIES
Reduction on the sales price per meter (as a percent)	5.00%
Reduction in value, net of its tax effect on the Other Operating Income	$ 282,700